UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

FOR REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of registrant as specified in charter)

125 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.

Schedule of Investments (a) December 31, 2017 (unaudited)

Asset Backed Securities - 0.87%
Name of Issuer	Principal	Value
Airline Lease - 0.87%
Aircraft Fin Trust, 1.957% (1 month LIBOR + 0.48%), 5/15/24	$17,183,083	$2,405,632

Total Asset Backed Securities — (cost -$7,474,641)		$2,405,632

Convertible Bonds - 3.62%

Name of Issuer	Principal	Value
Energy/Natural Resources — 3.62%
Comstock Resources, Inc. PIK, 7.75%,4/01/19	$10,848,156	$10,034,544

Total Convertible Bonds — (cost -$10,858,103)		$10,034,544

Corporate Bonds & Notes - 79.73%

Name of Issuer	Principal	Value
Chemicals — 1.43%
Kraton Polymers, LLC, 10.5%, 4/15/23 (d)	$3,500,000	$3,955,000

Coal - 0.49%
Westmoreland Coal Co., 8.75%, 01/01/22 (d)	3,000,000	1,357,500

Construction & Farming - 4.69%
Southern States Co-op, Inc., 10%, 8/15/21 (d)	13,000,000	13,000,000

Consumer Discretionary - 1.37%
Corporate Risk Holding, 9.5%, 7/01/2019 (d)	3,634,000	3,792,987

Consumer Finance - 3.69%
Credit Acceptance Corp., 6.125%, 2/15/21	10,130,000	10,231,300

Drug Stores - 0.65%
Rite Aid Corp., 6.125%, 4/01/23 (d)	2,000,000	1,805,000

Electrical Components & Equipment - 1.78%
Advanced Lighting Technologies PIK, FRN 18%, 6/01/19 (d) (e)	4,922,009	4,922,009

Energy/Natural Resources — 3.85%
American Eagle Energy Corp., 11%, 9/01/19 (b) (d)	15,500,000	170,500
Comstock Resources, Inc., 10%, 3/15/20	3,000,000	3,093,750
RAAM Global Energy Co., 12.5%, 10/01/15 (b) (c)	23,000,000	345,000
Stone Energy Corp., 7.5%, 5/31/22	422,980	428,267
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	6,615,000

		10,652,517

Financial Services Misc. — 4.34%
Rialto Holdings LLC, 7%, 12/01/18 (d)	12,000,000	12,030,000

Hardware — 3.09%
NCR Corp., 4.625%, 2/15/21	8,498,000	8,572,357

Homebuilders — 5.34%
Brookfield Residential Properties, Inc., 6.125%, 7/01/22 (d)	7,211,000	7,535,495
Taylor Morrison Communities, Inc., 5.25%, 4/15/21 (d)	5,422,000	5,530,440
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	917,215
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	796,250

		14,779,400

Industrial Servicing / Manufacturing — 1.46%
Clean Harbors, Inc., 5.125%, 6/01/21	4,010,000	4,050,100

Metals & Mining - 7.70%
American Gilsonite Co., PIK 17%, 12/31/21 (d)	6,120,181	6,854,603
Freeport McMoran, Inc., 2.375%, 3/15/18	10,000,000	9,987,500
International Wire Group, Inc., 10.75%, 8/01/21 (d)	4,880,000	4,489,600

		21,331,703

Miscellaneous Manufacturing — 8.91%
Enpro Industries, Inc., 5.875%, 9/15/22	9,626,000	10,023,073
Gibraltar Industries, Inc., 6.25%, 2/01/21	14,401,000	14,653,018

		24,676,091

Oil & Gas Drilling - 7.01%
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	6,597,500
Tidewater, Inc., 8%, 8/01/22	12,500,000	12,812,500

		19,410,000

Paper/Forest Products — 2.02%
Cenveo Corp., 6%, 8/01/19 (d)	2,250,000	1,597,500
Cenveo Corp., 8.5%, 9/15/22 (d)	25,000,000	4,000,000

		5,597,500

Packaging & Container - 2.26%
Silgan Holdings, Inc., 5%, 4/01/20	6,234,000	6,265,170

Pipeline - 5.26%
Nustar Logistics, LLC, 7.65%, 4/15/2018	3,950,000	4,014,188
Targa Resources Partners, 4.125%, 11/15/19	10,479,000	10,544,494

		14,558,682

Retail Stores — 4.22%
Claire’s Stores, Inc., 9%, 3/15/19 (d)	12,000,000	7,830,000
Claire’s Stores, Inc., 6.125%, 3/15/20 (d)	6,365,000	3,866,737

		11,696,737

Telecom Equipment — 0.44%
Nortel Networks LTD, 10.75%, 7/15/16 (b) (c)	23,850,000	1,222,312

Tobacco — 5.88%
Alliance One International, Inc., 8.5%, 4/15/21 (d)	10,620,000	11,124,450
Vector Group LTD, 6.125%, 2/02/25 (d)	5,000,000	5,175,000

		16,299,450

Wireless Telecom Service — 3.85%
Frontier Communications Corp., 8.125%, 10/01/18	10,700,000	10,658,805

Total Corporate Bonds & Notes — (cost -$311,266,224)		$220,864,620

GDP-Linked Bonds - 1.30%

Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina’s GDP), 12/15/35 (b)	$34,386,574	$3,593,397

Total GDP-Linked Bonds — (cost—$1,423,421)		$3,593,397

Common Stock - 14.16%
Name of issuer	Number of Shares	Value
Diversified Chemicals - 2.62%
NL Industries, Inc. (b)	510,200	$7,270,350

Electrical Components & Equipment - 0.00%
Advanced Lighting Technologies (b) (e)	104,947	—

Electrical Utility - 1.52%
Homer City Holdings, LLC (b) (f)	221,338	4,205,422

Energy / Natural Resources — 1.62%
Energy XXI Gulf Coast, Inc. (b)	557,201	3,198,334
SilverBow Resources, Inc. (b)	5,058	150,324
Stone Energy Corp. (b)	35,718	1,148,691

		4,497,349

Food Processing - 2.27%
Viskase Cos., Inc. (b)	2,096,128	6,288,384

Metals & Mining - 5.30%
American Gilsonite (b) (f)	15,980	7,191,000
American Zinc Recycling, LLC (b) (f)	14,659	7,476,090
Ormet Corp. (b)	372,638	596

		14,667,686

Oil & Gas Drilling - 0.03%
Key Energy Services, Inc. (b)	6,453	76,081

Retail Food Chain - 0.77%
Romacorp, Inc. (b) (e) (f)	82,220	2,137,720

Transportation - 0.03%
Groupe Eurotunnel SA	7,349	94,728

Total Common Stock — (cost—$64,273,700)		$39,237,720

Warrants - 0.12%

Name of issuer	Number of Shares	Value
Energy XXI Gulf Coast, Inc., DTD 1/10/17 @ $43.66 expiration 12/30/21 (b)	22,515	$675
Jack Cooper Enterprises, Inc., DTD 12/30/17 @ $0.01 expiration 12/30/27 (b) (e)	16,500	285,688
Viskase Cos., Inc., DTD 11/21/2017 @ $3.00 expiration 1/3/18 (b)	2,096,128	41,923

Total Warrants — (cost—$1,086,060)		$328,286

Total Investments — 99.80% (cost—$396,382,149)		$276,464,199

Net Other Assets and Liabilities - 0.20%		$565,642

Net Assets - 100%		$277,029,841

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $99,036,821 which represents 35.75% of total net assets. These securities are generally deemed liquid.
(e)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of December 31, 2017 was $7,345,417 which represents 2.65% of total net assets.
(f)	The security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of December 31, 2017 was $21,010,232 which represents 7.58% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/13/2014	$5,273,400
American Zinc Recycling, LLC	7/19/2012 - 9/30/2016	$8,474,521
Homer City Holdings, LLC	4/6/2017	$588,216
Romacorp, Inc.	11/15/2006	$4,118,756

PIK	Payment in Kind
FRN	Floating Rate Note - rates reflected are as of December 31, 2017

The accompanying notes are an integral part of the financial statements.

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of December 31, 2017, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	12/31/2017
Corporate Bonds & Notes	$—	$215,942,611	$4,922,009	$220,864,620
Common Stock	$11,844,376	$25,255,624	$2,137,720	$39,237,720
Convertible Bonds	$—	$10,034,544	$—	$10,034,544
Asset Backed Security	$—	$2,405,632	$—	$2,405,632
Foreign Bonds	$—	$3,593,397	$—	$3,593,397
Warrants	$42,598	$—	$285,688	$328,286

	$11,886,974	$257,231,808	$7,345,417	$276,464,199

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the three month period ended December 31, 2017, there were no transfers between levels.

At December 31, 2017, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds & Notes	Common Stock	Warrants	Totals
Beginning Balance @ 9/30/17	$4,658,786	$2,055,500	$285,688	$6,999,974

Purchases	$469,678	$—	$—	$469,678

Sales	$(317,960)	$—	$—	$(317,960)

Realized Gain(Loss)	$317,960	$—	$—	$317,960

Net Change in Unrealized Appreciation/(Deprecitation)	$(206,455)	$82,220	$—	$(124,235)

Transfers into Level 3	$—	$—	$—	$—

Transfers out of Level 3	$—	$—	$—	$—

Ending Balance @ 12/31/2017	$4,922,009	$2,137,720	$285,688	$7,345,417

Change in Unrealized Gain / (Loss) for Positions Still Held at December 31, 2017
Corporate Bonds & Notes	$(20,711)
Common Stock	$82,220
Warrants	$—

Totals	$61,509

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of December 31, 2017:

Investment Type	Fair Value	Technique	Valuation Inputs	Significant Unobservable Range	Increase in Input (1)
Corporate Bonds & Notes
Electrical Components & Equipment	$4,922,009	Recent Transaction Price (2)	N/A	N/A	N/A

Common Stock
Retail Food Chains	$2,137,720	Market Comparable (3)	Revenue Multiple	0.32 1.16X	Increase

			Private Co. Discount	10%	Decrease

Warrants
Transportation	$285,688	Comparable Transaction (4)	EBITDA Multiple	6x	Increase

$7,345,417

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.
(2)	Certain securities are values based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.
(3)	Earnings multiples are based on comparable public companies.
(4)	Earnings multiples are based on transactions of comparable companies.

Other Information

Income Tax Information

At December 31, 2017 the cost of investment securities for income tax purposes was $402,419,015. Net unrealized depreciation aggregated ($96,651,453) of which $12,158,039 related to appreciated investment securities and ($108,809,492) related to depreciated investment securities.

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: March 1, 2018

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: March 1, 2018

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: March 1, 2018